Current And Future Changes In Accounting Policies	9 Months Ended
Jul. 31, 2024
Disclosure of Financial Instruments [Abstract]
Current And Future Changes In Accounting Policies
NOTE 2: CURRENT AND FUTURE

CHANGES IN ACCOUNTING POLICIES
CURRENT CHANGES IN ACCOUNTING

POLICIES
The following new standard has been adopted

by the Bank on November 1, 2023.
Insurance Contracts
The IASB issued IFRS 17 which replaced

the guidance in IFRS 4,
Insurance Contracts

(IFRS 4) and became effective for annual

reporting periods beginning on or
after January 1, 2023, which was November

1, 2023 for the Bank. IFRS 17 establishes

principles for recognition, measurement,

presentation and disclosure of
insurance contracts.
Under IFRS 17, insurance contracts are

aggregated into groups which are measured

at the risk-adjusted present value of

cash flows in fulfilling the contracts.
Revenue is recognized as insurance services

are provided over the coverage period.

Losses are recognized immediately if

the contract group is expected to be
onerous. The liabilities presented by insurance

groups are

comprised of the liability for remaining

coverage (LRC) and the liability for incurred

claims (LIC) and are
reported as Insurance contract liabilities

on the Interim Consolidated Balance Sheet.

The LRC is the obligation to investigate and

pay claims that have not yet
occurred and includes the loss component related

to onerous contract groups.

The LIC is the estimate of claims incurred, including

claims that have occurred but
have not been reported, and related insurance

costs.

IFRS 17 introduces two measurement models

that are applicable to the Bank, the premium

allocation approach model (PAA) and the general measurement

model
(GMM). The Bank measures the majority of

its insurance contract groups using

the PAA,

which includes property and casualty contracts

as well as short-term life
and health contracts. The PAA is a simplified model applied to insurance contracts that are either one year or less

or where the PAA approximates the GMM.
Contracts using the GMM are longer-term life

and health contracts. The LRC for insurance

contract groups using the PAA is measured as unearned premiums less
deferred acquisition cash flows allocated

to the group. The LRC is adjusted for the

recognition of insurance revenue and amortization

of acquisition cash flows
reported in insurance service expenses

on a straight-line basis over the contractual

terms of the underlying insurance contracts,

usually twelve months. The LRC
for longer term contracts using the GMM

model is measured using estimates and

assumptions that reflect the timing

and uncertainty of insurance cash flows.
When a group of contracts is expected

to be onerous, a loss component (expected

loss related to fulfilling the related insurance

contracts) is established which
increases the LRC and insurance service expenses.

The loss component of the LRC is

subsequently recognized in income over

the contractual term of the
underlying insurance contracts to offset claims

incurred and related expenses.
The Bank measures the LIC at the present

value of current estimates of claims and related

costs for insurable events occurring at or

before the Interim
Consolidated Balance Sheet date. The LIC

includes a risk adjustment, which represents

the compensation the Bank requires for bearing

the uncertainty related to
non-financial risks

in its fulfilment of insurance contracts.

Expenses related to claims incurred

and related costs are reported in insurance

service expenses and
changes related to discounting the liability are

recorded as insurance finance income

or expenses in other income (loss).

Prior to the adoption of IFRS 17, these
expenses were recorded in insurance

claims and related expenses and non-interest

expenses.
Reinsurance contracts held are recognized

and measured using the same principles as insurance

contracts issued. Reinsurance contract

assets are presented in
Other assets on the Interim Consolidated Balance

Sheet and the net results from reinsurance

contracts held are presented in Other income

(loss) on the Interim
Consolidated Statement of Income. Refer to

Note 14 for further detail on the balances and

results of insurance and reinsurance contracts.
The Bank initially applied IFRS 17 on

November 1, 2023 and restated the comparative

period. The Bank transitioned by primarily

applying the full retrospective
approach which resulted in the measurement

of insurance contracts as if IFRS 17

had always applied to them.
The following table sets out adjustments

to the
Bank’s insurance-related balances reported under

IFRS 4 as at October 31, 2022 used to derive

the insurance contract liabilities and reinsurance

contract assets
recognized by the Bank as at November

1, 2022 under IFRS 17.
(millions of Canadian dollars) Amount
Insurance-related liabilities $ 7,468
Other liabilities 131
Other assets (2,361)
Net insurance-related balances as at October

31, 2022
$ 5,238
Changes in actuarial assumptions, including

risk adjustment and discount factor

(192)
Recognition of losses on onerous contracts 113
Other adjustments (93)
Net insurance-related balances as at

November 1, 2022
$ 5,066
Insurance contract liabilities $ 5,761
Reinsurance contract assets (695)
Net insurance-related balances as at

November 1, 2022
$ 5,066
On November 1, 2022, IFRS 17 transition

adjustments resulted in a decrease

to the Bank’s deferred tax assets of $
60

million and an after-tax increase to retained
earnings of $ 112

million.

Upon the initial application of IFRS 17 on

November 1, 2023, the Bank applied transitional

guidance and reclassified certain securities

supporting insurance
operations to minimize accounting mismatches

arising from the application of the new discount

factor under IFRS 17. The transitional guidance

for such securities
is applicable for entities that previously used

IFRS 9,
Financial Instruments

(IFRS 9) and was applied without

a restatement of comparatives. The reclassification
resulted in a decrease to retained earnings

and an increase in accumulated other comprehensive

income (AOCI) of $
10

million.
FUTURE CHANGES IN ACCOUNTING

POLICIES
The following standard and amendments

have been issued, but are not yet effective on the

date of issuance of the Bank’s Interim

Consolidated Financial
Statements.
Presentation and Disclosure in Financial

Statements
In April 2024, the IASB issued IFRS 18,
Presentation and Disclosure in Financial

Statements

(IFRS 18), which replaces the guidance

in IAS 1,
Presentation of
Financial Statements

and sets out requirements for presentation

and disclosure of information, focusing

on providing relevant information to users

of the financial
statements. IFRS 18 focuses on the presentation

of financial performance in the statement of

profit or loss. It will be effective for the Bank’s annual

period
beginning November 1, 2027. Early application

is permitted. The Bank is currently assessing

the impact of adopting this standard.
Amendments to the Classification and Measurement

of Financial Instruments
In May 2024, the IASB issued
Amendments to the Classification

and Measurement of Financial Instruments,
which amended IFRS 9 and IFRS 7, Financial
Instruments: Disclosures.
The amendments address matters identified

during the post-implementation review

of the classification and measurement

requirements
of IFRS 9. The amendments clarify how to assess

the contractual cash flow characteristics

of financial assets that include environmental,

social, and governance
linked features and other similar contingent

features. The amendments also clarify

the treatment of non-recourse assets and

contractually linked instruments.
Furthermore, the amendments clarify that a

financial liability is derecognized on

the settlement date and provide an accounting

policy choice to derecognize a
financial liability settled using an electronic payment

system before the settlement date if

certain conditions are met. Finally, the amendments introduce additional
disclosure requirements for financial instruments

with contingent features and equity instruments

classified at fair value through other comprehensive

income
(FVOCI).
The amendments will be effective for the Bank’s annual

period beginning November 1, 2026. Early

adoption is permitted, with an option to early

adopt the
amendments for contingent features only. The Bank is required to apply the amendments retrospectively, but is not required to restate prior periods. The Bank is
currently assessing the impact of adopting

these amendments.